SEGMENT INFORMATION AND GEOGRAPHIC INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION AND GEOGRAPHIC INFORMATION

15. SEGMENT INFORMATION AND GEOGRAPHIC INFORMATION

The Group defines its segments as those operations whose results the chief operating decision maker (“CODM”) regularly reviews to analyze performance and allocate resources. The Group’s reportable segments are aligned with how it manages the business and views the markets it serves. For the six months ended June 30, 2025, the Group had only one reportable segment, logistics technology solutions services. For the six months ended June 30, 2026, the Group changed its reportable segments from one reportable segment to two reportable segments, logistics technology solutions services and logistic services, to align with the acquisition-driven business update (Note 3 - Acquisitions included in the Company’s financial statements for the fiscal year ended December 31, 2025).

The Group reports its segment results as Logistics Technology Solutions Services, Logistic Services, and All Other:

●	Logistics Technology Solutions Services primarily consists of the Company and Smart Minds. It includes services such as implementation and customized configuration services, logistics technology solutions in the subscription periods, and maintenance and supporting service. Logistics Technology Solutions Services generates revenues primarily from fees received for the logistics technology solutions service focusing on the logistics and last-mile delivery solution.
●	Logistic Services primarily consists of TEX and H2N. It includes goods pickup, parcel consolidation (if needed), transportation and delivery of packages and freight to the designated location. Logistic Services generates revenues primarily from fees received for parcel consolidation, cross-border logistics services and local logistics services.
●	All Other primarily consists of investment holding companies, including Oceanus Asia Opportunity 2 Limited, Smart Kreate Management Limited and Smart Kreate Technology Limited. It is a combination of multiple operating segments that are not individually material. These entities do not conduct revenue-generating operating activities and did not generate revenues during the periods presented. The All Other segment primarily performs investment holding and corporate administrative functions and does not generate revenues from the Group’s principal operations.

Chief Operating Decision Maker and Method of Determining Segment Income or Loss

The Group’s CODM is Chiu Ka Ki, the chairman and the Chief Executive Officer of the Group. The CODM assesses the performance of operating segments primarily based on segment operating revenues and segment operating loss. These metrics guide strategic operating decisions and resource allocation across the Group. Segment operating loss is calculated consistently with the methodology used for consolidated operating loss. Decisions made at this level encompass, but are not limited to, setting annual business plan targets and allocating capital expenditures, all of which are aligned with the Group’s long-term growth objectives. Income taxes and certain treasury-related items, such as interest income and interest expense, are managed globally within Corporate. Information about total assets by segment is not disclosed because such information is not regularly provided to, or used by, the CODM.

The Group measures the results of its segments using, among other measures, each segment’s revenue, cost of sales and operating expenses. Information for the Group’s segments and Corporate, is provided in the following table:

	Logistics Technology Solutions Services	Logistic services	All Others	Inter-companies transactions	Consolidated
	US$	US$	US$	US$	US$
For the six months ended June 30, 2025
Operating expenses
General and administrative expenses	(12,381)	-	-	-	(12,381)

Operating loss	(12,381)	-	-	-	(12,381)

Other expenses, net
Interest expenses, net	(41,491)	-	-	-	(41,491)
Total other expenses, net	(41,491)	-	-	-	(41,491)

Loss before income tax expenses and share of loss from equity method investment, net of tax	(53,872)	-	-	-	(53,872)
Income tax benefits	-	-	-	-	-
Net loss before share of loss from equity method investment, net of tax	(53,872)	-	-	-	(53,872)
Share of loss from equity method investment, net of tax	(7,822)	-	-	-	(7,822)
Net loss	(61,694)	-	-	-	(61,694)

	Logistics Technology Solutions Services	Logistic services	All Others	Inter-companies transactions	Consolidated
	US$	US$	US$	US$	US$
For the six months ended June 30, 2026
Revenue	330,727	7,043,644	145,680	(251,059)	7,268,992
Cost of revenue	(139,900)	(7,146,469)	(145,680)	105,378	(7,326,671)
Gross profit/(loss)	190,827	(102,825)	-	(145,681)	(57,679)

Operating expenses
Selling and marketing expenses	(19,817)	(109,112)	-	-	(128,929)
General and administrative expenses	(1,924,418)	(796,449)	(1,475)	145,681	(2,576,661)
Research and development expenses	(281,585)	-	-	-	(281,585)
Total operating expenses	(2,225,820)	(905,561)	(1,475)	145,681	(2,987,175)

Operating loss	(2,034,993)	(1,008,386)	(1,475)	-	(3,044,854)

Other (expenses)/income
Interest expenses, net	(273,742)	(87,525)	-	-	(361,267)
Other income	-	121,621	-	-	121,621
Total other (expenses)/income, net	(273,742)	34,096	-	-	(239,646)

Loss before income tax	(2,308,735)	(974,290)	(1,475)	-	(3,284,500)
Income tax benefits	201,339	66,213	-	-	267,552
Net loss	(2,107,396)	(908,077)	(1,475)	-	(3,016,948)
Net loss attributable to non-controlling interests	(529,270)	-	-	-	(529,270)
Net loss attributable to SKG’s shareholder	(1,578,126)	(908,077)	(1,475)	-	(2,487,678)

Other segment information：
Depreciation and amortization	1,238,846	405,443	-	-	1,644,289
Intangible assets, net	10,544,766	2,951,990	-	-	13,496,756

All revenues are derived from Hong Kong based on the geographical locations where services are provided to customers. In addition, the Group’s long-lived assets are substantially all located in Hong Kong. Therefore, no geographical segments are presented.

17. SEGMENT INFORMATION AND GEOGRAPHIC INFORMATION

The Group defines its segments as those operations whose results the chief operating decision maker (“CODM”) regularly reviews to analyze performance and allocate resources. The Group’s reportable segments are aligned with how it manages the business and views the markets it serves. For the year ended December 31, 2024, the Group had only one reportable segment, logistics technology solutions services. For the year ended December 31, 2025, the Group changed its reportable segments from one reportable segment to two reportable segments, logistics technology solutions services and logistic services, to align with the acquisition-driven business update (Note 3).

The Group reports its segment results as Logistics Technology Solutions Services, Logistic Services, and All Other:

●	Logistics Technology Solutions Services primarily consists of the Company and Smart Minds. It includes services such as implementation and customized configuration services, logistics technology solutions in the subscription periods, and maintenance and supporting service. Logistics Technology Solutions Services generates revenues primarily from fees received for the logistics technology solutions service focusing on the logistics and last-mile delivery solution.
●	Logistic Services primarily consists of TEX and H2N. It includes goods pickup, parcel consolidation (if needed), transportation and delivery of packages and freight to the designated location. Logistic Services generates revenues primarily from fees received for parcel consolidation, cross-border logistics services and local logistics services.
●	All Other primarily consists of investment holding companies, including Oceanus Asia Opportunity 2 Limited, Smart Kreate Management Limited and Smart Kreate Technology Limited. It is a combination of multiple operating segments that are not individually material. These entities do not conduct revenue-generating operating activities and did not generate revenues during the periods presented. The All Other segment primarily performs investment holding and corporate administrative functions and does not generate revenues from the Group’s principal operations.

Chief Operating Decision Maker and Method of Determining Segment Income or Loss

The Group’s CODM is Chiu Ka Ki, the chairman and the Chief Executive Officer of the Group. The CODM assesses the performance of operating segments primarily based on segment operating revenues and segment operating loss. These metrics guide strategic operating decisions and resource allocation across the Group. Segment operating income (loss) is calculated consistently with the methodology used for consolidated operating income. Decisions made at this level encompass, but are not limited to, setting annual business plan targets and allocating capital expenditures, all of which are aligned with the Group’s long-term growth objectives. Income taxes and certain treasury-related items, such as interest income and interest expense, are managed globally within Corporate. Information about total assets by segment is not disclosed because such information is not regularly provided to, or used by, the CODM.

The Group measures the results of its segments using, among other measures, each segment’s revenue, cost of sales and operating expenses. Information for the Group’s segments and Corporate, is provided in the following table:

	Logistics Technology Solutions Services	Logistic Services	All Other	Inter-companies transactions	Consolidated
	US$	US$	US$	US$	US$
For the year ended December 31, 2024
Operating expenses
General and administrative expenses	(4,995)	-	-	-	(4,995)

Operating loss	(4,995)	-	-	-	(4,995)

Other expenses, net
Interest expenses, net	(8,028)	-	-	-	(8,028)
Total other expenses, net	(8,028)	-	-	-	(8,028)

Loss before income tax expenses and share of loss from equity method investment, net of tax	(13,023)	-	-	-	(13,023)
Income tax benefits	-	-	-	-	-
Net loss before share of loss from equity method investment, net of tax	(13,023)	-	-	-	(13,023)
Share of loss from equity method investment, net of tax	(42,988)	-	-	-	(42,988)
Net loss	(56,011)	-	-	-	(56,011)

	Logistics Technology Solutions Services	Logistic Services	All Other	Inter-companies transactions	Consolidated
	US$	US$	US$	US$	US$
For the year ended December 31, 2025
Revenue	122,840	4,970,189	-	(85,398)	5,007,631
Cost of revenue	(111,369)	(4,911,620)	-	85,398	(4,937,591)
Gross profit	11,471	58,569	-	-	70,040

Operating expenses
Selling and marketing expenses	(7,926)	(72,601)	-	-	(80,527)
General and administrative expenses	(809,835)	(609,708)	(5,862)	-	(1,425,405)
Research and development expenses	(30,931)	-	-	-	(30,931)
Total operating expenses	(848,692)	(682,309)	(5,862)	-	(1,536,863)

Operating loss	(837,221)	(623,740)	(5,862)	-	(1,466,823)

Other (expenses)/income, net
Interest expenses, net	(253,265)	(59,449)	-	-	(312,714)
Gain on bargain purchase	1,789,560	-	-	-	1,789,560
Other (expenses)/income	(5,908)	140,518	-	-	134,610
Total other income, net	1,530,387	81,069	-	-	1,611,456

Income/(Loss) before income tax expenses and share of loss from equity method investment, net of tax	693,166	(542,671)	(5,862)	-	144,633
Income tax benefits	67,501	44,448	-	-	111,949
Net income/(loss) before share of loss from equity method investment, net of tax	760,667	(498,223)	(5,862)	-	256,582
Share of loss from equity method investment, net of tax	(98,938)	-	-	-	(98,938)
Net income/(loss)	661,729	(498,223)	(5,862)	-	157,644
Net loss attributable to non-controlling interests	(165,810)	-	-	-	(165,810)
Net income/(loss) attributable to SKG’s shareholders	827,539	(498,223)	(5,862)	-	323,454

Other segment information：
Depreciation and amortization	410,902	273,022	-	-	683,924
Intangible assets, net	11,850,958	3,331,163	-	-	15,182,121

All revenues are derived from Hong Kong based on the geographical locations where services are provided to customers. In addition, the Group’s long-lived assets are substantially all located in Hong Kong. Therefore, no geographical segments are presented.